Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Emerging Markets Local Income Portfolio
Entity Central Index Key	0001394395
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000049877
Shareholder Report [Line Items]
Fund Name	Emerging Markets Local Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Emerging Markets Local Income Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging Markets Local Income Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Income Portfolio	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to relative performance due to policy improvements and regional support

↑ An out-of-Index allocation to the Nigerian naira aided performance due to reform progress and fiscal improvements

↑ An out-of-Index allocation to Uzbekistani local bonds helped performance due to continued reforms and privatizing progress

↑ Derivatives — led by foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures — helped Fund returns

↓ An underweight to the Malaysian ringgit detracted from performance as the ringgit was boosted by U.S. dollar weakness

↓ An underweight to the Peruvian sol detracted from performance due to increase in commodity prices and broader support from U.S. dollar weakness

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Emerging Markets Local Income Portfolio	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
10/15	$10,000	$10,000
11/15	$9,934	$9,784
12/15	$9,805	$9,566
1/16	$9,659	$9,599
2/16	$9,806	$9,738
3/16	$10,739	$10,619
4/16	$11,097	$10,893
5/16	$10,668	$10,300
6/16	$11,259	$10,907
7/16	$11,298	$10,972
8/16	$11,478	$10,977
9/16	$11,672	$11,199
10/16	$11,632	$11,104
11/16	$10,829	$10,323
12/16	$11,064	$10,517
1/17	$11,282	$10,754
2/17	$11,576	$10,947
3/17	$11,853	$11,200
4/17	$12,020	$11,331
5/17	$12,207	$11,553
6/17	$12,319	$11,606
7/17	$12,566	$11,847
8/17	$12,796	$12,059
9/17	$12,852	$12,019
10/17	$12,571	$11,680
11/17	$12,766	$11,877
12/17	$12,883	$12,117
1/18	$13,385	$12,659
2/18	$13,259	$12,527
3/18	$13,419	$12,655
4/18	$13,043	$12,281
5/18	$12,351	$11,670
6/18	$12,011	$11,336
7/18	$12,197	$11,551
8/18	$11,424	$10,848
9/18	$11,549	$11,129
10/18	$11,391	$10,911
11/18	$11,694	$11,218
12/18	$11,837	$11,364
1/19	$12,543	$11,984
2/19	$12,467	$11,853
3/19	$12,343	$11,696
4/19	$12,354	$11,675
5/19	$12,504	$11,710
6/19	$13,272	$12,355
7/19	$13,506	$12,470
8/19	$13,340	$12,140
9/19	$13,602	$12,257
10/19	$14,012	$12,612
11/19	$13,938	$12,383
12/19	$14,560	$12,895
1/20	$14,559	$12,729
2/20	$14,351	$12,295
3/20	$12,194	$10,933
4/20	$12,929	$11,362
5/20	$13,733	$11,950
6/20	$13,928	$12,007
7/20	$14,206	$12,369
8/20	$14,213	$12,329
9/20	$13,975	$12,080
10/20	$14,010	$12,131
11/20	$14,772	$12,797
12/20	$15,286	$13,242
1/21	$15,096	$13,100
2/21	$14,703	$12,749
3/21	$14,107	$12,358
4/21	$14,464	$12,637
5/21	$14,796	$12,953
6/21	$14,686	$12,795
7/21	$14,634	$12,741
8/21	$14,854	$12,839
9/21	$14,346	$12,398
10/21	$14,202	$12,234
11/21	$13,933	$11,899
12/21	$14,130	$12,084
1/22	$14,045	$12,083
2/22	$13,320	$11,479
3/22	$12,878	$11,303
4/22	$12,401	$10,622
5/22	$12,509	$10,809
6/22	$11,944	$10,328
7/22	$11,779	$10,358
8/22	$11,800	$10,344
9/22	$11,202	$9,840
10/22	$11,294	$9,753
11/22	$12,231	$10,446
12/22	$12,503	$10,672
1/23	$13,101	$11,130
2/23	$12,651	$10,778
3/23	$13,261	$11,223
4/23	$13,470	$11,319
5/23	$13,307	$11,141
6/23	$13,785	$11,504
7/23	$14,076	$11,835
8/23	$13,675	$11,517
9/23	$13,131	$11,129
10/23	$13,013	$11,070
11/23	$13,766	$11,654
12/23	$14,246	$12,027
1/24	$14,005	$11,844
2/24	$14,005	$11,776
3/24	$14,169	$11,773
4/24	$13,836	$11,521
5/24	$14,213	$11,707
6/24	$14,002	$11,581
7/24	$14,344	$11,844
8/24	$14,773	$12,208
9/24	$15,249	$12,622
10/24	$14,463	$12,040
11/24	$14,375	$11,972
12/24	$14,108	$11,741
1/25	$14,557	$11,982
2/25	$14,693	$12,061
3/25	$14,876	$12,247
4/25	$15,384	$12,645
5/25	$15,711	$12,823
6/25	$16,177	$13,181
7/25	$15,990	$13,082
8/25	$16,456	$13,364
9/25	$16,736	$13,550
10/25	$17,063	$13,613

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Emerging Markets Local Income Portfolio	17.97%	4.02%	5.48%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	13.06%	2.33%	3.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,421,066,256
Holdings Count | Holding	971
Advisory Fees Paid, Amount	$ 6,958,605
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,421,066,256
# of Portfolio Holdings (including derivatives)	971
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$6,958,605

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Credit Linked Notes	1.6%
Foreign Corporate Bonds	5.4%
Short-Term Investments	23.3%
Sovereign Government Bonds	69.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	11.6%
Malaysia	11.2%
China	10.8%
Mexico	9.9%
Egypt	8.9%
Thailand	8.3%
Brazil	7.8%
Poland	7.6%
South Africa	7.4%
Indonesia	6.6%
Other	46.4%
Total Long Exposure	136.5%
Euro	(0.7)%
Total Short Exposure	(0.7)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122